Lease liabilities and right-of-use assets - Interest income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Sub Lease, Interest Income	$ 12,349	$ 37,706	$ 8,340
Discontinued operations
Disclosure of attribution of expenses by nature to their function [line items]
Sub Lease, Interest Income	$ 12,349	$ 37,706	$ 8,340